UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund

May 31, 2013

1.802195.109

EXF-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.1%
Media - 0.4%
Discovery Communications, Inc. Class C (non-vtg.) (a)	114,400	$ 8,005
Specialty Retail - 4.8%
Ascena Retail Group, Inc. (a)	902,200	18,342
Express, Inc. (a)	1,175,107	25,617
Home Depot, Inc.	350,300	27,555
L Brands, Inc.	139,100	6,956
TJX Companies, Inc.	322,800	16,337
		94,807
Textiles, Apparel & Luxury Goods - 2.9%
G-III Apparel Group Ltd. (a)	356,017	14,992
NIKE, Inc. Class B	319,400	19,694
PVH Corp.	77,900	8,973
VF Corp.	71,700	13,183
		56,842
TOTAL CONSUMER DISCRETIONARY		159,654
CONSUMER STAPLES - 11.3%
Beverages - 4.4%
Dr. Pepper Snapple Group, Inc.	971,700	44,679
The Coca-Cola Co.	1,057,600	42,293
		86,972
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	515,800	29,700
Wal-Mart Stores, Inc.	423,500	31,695
		61,395
Household Products - 1.9%
Colgate-Palmolive Co.	259,200	14,992
Energizer Holdings, Inc.	240,800	23,047
		38,039
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	179,600	19,715
Lorillard, Inc.	392,000	16,636
		36,351
TOTAL CONSUMER STAPLES		222,757
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.3%
Energy Equipment & Services - 0.4%
BW Offshore Ltd.	5,303,600	$ 7,076
Oil, Gas & Consumable Fuels - 5.9%
Cabot Oil & Gas Corp.	200,300	14,093
Chevron Corp.	213,000	26,146
Concho Resources, Inc. (a)	26,700	2,234
Noble Energy, Inc.	313,200	18,056
Northern Oil & Gas, Inc. (a)	690,300	9,091
Range Resources Corp.	139,200	10,465
Suncor Energy, Inc.	494,100	14,989
The Williams Companies, Inc.	605,800	21,312
		116,386
TOTAL ENERGY		123,462
FINANCIALS - 13.0%
Capital Markets - 1.7%
BlackRock, Inc. Class A	23,100	6,450
State Street Corp.	400,500	26,505
		32,955
Commercial Banks - 5.8%
M&T Bank Corp. (d)	221,100	23,193
U.S. Bancorp	1,363,800	47,815
Wells Fargo & Co.	1,069,000	43,348
		114,356
Diversified Financial Services - 3.7%
Bank of America Corp.	1,971,400	26,929
Citigroup, Inc.	900,700	46,827
		73,756
Real Estate Investment Trusts - 1.8%
American Tower Corp.	462,300	35,985
TOTAL FINANCIALS		257,052
HEALTH CARE - 13.5%
Biotechnology - 5.9%
Alexion Pharmaceuticals, Inc. (a)	126,600	12,349
Amgen, Inc.	219,000	22,016
Biogen Idec, Inc. (a)	76,000	18,049
BioMarin Pharmaceutical, Inc. (a)	265,600	16,653
Gilead Sciences, Inc. (a)	388,400	21,160
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Infinity Pharmaceuticals, Inc. (a)	260,100	$ 7,010
MEI Pharma, Inc. (a)	254,200	2,135
Theravance, Inc. (a)(d)	486,000	17,029
		116,401
Health Care Equipment & Supplies - 0.4%
Cerus Corp. (a)(d)	1,712,176	8,801
Health Care Providers & Services - 1.0%
MEDNAX, Inc. (a)	203,300	18,872
Pharmaceuticals - 6.2%
Actavis, Inc. (a)	105,100	12,958
Cadence Pharmaceuticals, Inc. (a)	1,811,272	12,045
Pfizer, Inc.	1,752,900	47,731
Sanofi SA sponsored ADR	542,300	28,791
Valeant Pharmaceuticals International, Inc. (Canada) (a)	219,400	20,187
		121,712
TOTAL HEALTH CARE		265,786
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.4%
United Technologies Corp.	290,600	27,578
Airlines - 0.8%
Copa Holdings SA Class A	121,500	15,955
Electrical Equipment - 1.4%
AMETEK, Inc.	381,200	16,449
Roper Industries, Inc.	91,700	11,391
		27,840
Industrial Conglomerates - 2.9%
3M Co.	36,600	4,036
General Electric Co.	2,237,400	52,177
		56,213
Professional Services - 1.2%
Dun & Bradstreet Corp. (d)	240,300	23,583
Road & Rail - 1.4%
Canadian Pacific Railway Ltd.	210,000	27,920
TOTAL INDUSTRIALS		179,089
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 1.2%
Cisco Systems, Inc.	504,200	$ 12,141
Infinera Corp. (a)	1,020,900	10,750
		22,891
Computers & Peripherals - 4.0%
Apple, Inc.	113,300	50,949
EMC Corp.	1,130,400	27,989
		78,938
Internet Software & Services - 3.3%
Demandware, Inc. (a)(d)	298,108	9,125
E2open, Inc.	384,338	5,615
Google, Inc. Class A (a)	58,600	51,006
		65,746
IT Services - 6.3%
Accenture PLC Class A	201,300	16,529
Amdocs Ltd.	577,800	20,627
Fidelity National Information Services, Inc.	850,400	38,183
MasterCard, Inc. Class A	36,700	20,928
Total System Services, Inc.	867,200	20,388
Virtusa Corp. (a)	345,650	8,109
		124,764
Semiconductors & Semiconductor Equipment - 3.3%
Altera Corp.	613,700	20,369
ASML Holding NV	129,900	10,557
Broadcom Corp. Class A	553,100	19,862
Micron Technology, Inc. (a)	1,227,000	14,331
		65,119
Software - 2.9%
Guidewire Software, Inc. (a)	273,000	11,182
Oracle Corp.	1,072,900	36,221
salesforce.com, Inc. (a)	240,400	10,176
Trion World Network, Inc. warrants 8/10/17 (a)(f)	28,652	0
		57,579
TOTAL INFORMATION TECHNOLOGY		415,037
MATERIALS - 4.5%
Chemicals - 1.3%
Monsanto Co.	244,200	24,576
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 3.2%
Goldcorp, Inc.	442,700	$ 13,139
Turquoise Hill Resources Ltd. (a)	7,565,940	50,500
		63,639
TOTAL MATERIALS		88,215
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
Vodafone Group PLC sponsored ADR	1,365,900	39,543
UTILITIES - 2.6%
Electric Utilities - 1.4%
Northeast Utilities	632,100	26,340
Multi-Utilities - 1.2%
Sempra Energy	299,600	24,357
TOTAL UTILITIES		50,697
TOTAL COMMON STOCKS (Cost $1,485,389)		1,801,292
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Glam Media, Inc. Series M-1, 8.00% (f)	427,303	2,184
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
8.00% (f)	76,875	329
Series C, 8.00% (f)	910,747	3,898
Series C-1, 8.00% (f)	71,630	307
		4,534
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,861)		6,718
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. 9% 12/2/13 (f) (Cost $937)	$ 937	$ 937
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 0.05% 7/18/13 (e) (Cost $4,560)	4,560	4,560
Money Market Funds - 9.6%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	146,241,766	146,242
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	41,998,477	41,998
TOTAL MONEY MARKET FUNDS (Cost $188,240)		188,240
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,693,987)		2,001,747
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(30,190)
NET ASSETS - 100%		$ 1,971,557
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,237 CME E-mini S&P 500 Index Contracts	June 2013	$ 100,754	$ 2,513
The face value of futures purchased as a percentage of net assets is 5.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,560,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,655,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 7,813
Glam Media, Inc. 9% 12/2/13	12/2/11	$ 937
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 404
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 102
Fidelity Securities Lending Cash Central Fund	102
Total	$ 204
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 161,838	$ 159,654	$ -	$ 2,184
Consumer Staples	222,757	222,757	-	-
Energy	123,462	123,462	-	-
Financials	257,052	257,052	-	-
Health Care	265,786	265,786	-	-
Industrials	179,089	179,089	-	-
Information Technology	419,571	415,037	-	4,534
Materials	88,215	88,215	-	-
Telecommunication Services	39,543	39,543	-	-
Utilities	50,697	50,697	-	-
Corporate Bonds	937	-	-	937
U.S. Government and Government Agency Obligations	4,560	-	4,560	-
Money Market Funds	188,240	188,240	-	-
Total Investments in Securities:	$ 2,001,747	$ 1,989,532	$ 4,560	$ 7,655
Derivative Instruments:
Assets
Futures Contracts	$ 2,513	$ 2,513	$ -	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $1,703,413,000. Net unrealized appreciation aggregated $298,334,000, of which $335,571,000 related to appreciated investment securities and $37,237,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013